Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net loss per share attributable to ordinary shareholders
Schedule of net income (loss) per share

The following table sets forth the computation of basic and diluted income (loss) per share for the periods indicated:

	For the six months ended June 30,
	2025	2026	2026
	HK$’000	HK$’000	US$’000
Basic and diluted loss per share
Numerator:
Net loss for the period attributable to the Company’s ordinary shareholders	(3,826)	(5,003)	(638)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	11,062,500	11,062,500	11,062,500

Weighted average number of basic and diluted ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,062,500

Basic and diluted net loss per share (cents)	(34.59)	(45.22)	(5.77)